PHOENIX INVESTMENT PARTNERS

                            SEMIANNUAL REPORT

                                               JUNE 30, 2001


ENGEMANN


                                               Phoenix-Engemann
                                               Balanced Return Fund

                                               Phoenix-Engemann
                                               Focus Growth Fund

                                               Phoenix-Engemann
                                               Nifty Fifty Fund

                                               Phoenix-Engemann
                                               Small & Mid-Cap Growth Fund


[PHOENIX INVESTMENT PARTNERS LOGO]
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended June 30, 2001 for the Phoenix-Engemann Funds. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574.

  Phoenix Investment Partners' Web site gets a new look this month. Go to www.phoenixinvestments.com for a preview, then click on "Individual Investors" to obtain mutual fund prices and performance information and to enter the Investor Center where you can access your account statement online, make purchases and exchanges, view your account history, order duplicate statements, and print customer service forms. Look for the "Individual Investors" pages to get a makeover soon, too.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2001

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Engemann Balanced Return Fund.....................................     3
Phoenix-Engemann Focus Growth Fund........................................     9
Phoenix-Engemann Nifty Fifty Fund.........................................    15
Phoenix-Engemann Small & Mid-Cap Growth Fund..............................    21
Notes to Financial Statements.............................................    28

PHOENIX-ENGEMANN BALANCED RETURN FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------  ---------  -------------
U.S. GOVERNMENT SECURITIES--43.5%

U.S. TREASURY BONDS--24.3%
U.S. Treasury Bonds 9.25%, 2/15/16......     AAA     $ 28,000   $ 37,374,260

U.S. TREASURY NOTES--19.2%
U.S. Treasury Notes 6.50%, 8/15/05......     AAA       28,000     29,645,812
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $63,641,969)                                     67,020,072
-----------------------------------------------------------------------------

                                                       SHARES
                                                      ---------
COMMON STOCKS--52.1%
BROADCASTING (TELEVISION, RADIO & CABLE)--1.1%
Univision Communications, Inc. Class A(b).......        40,000      1,711,200

COMMUNICATIONS EQUIPMENT--0.5%
CIENA Corp.(b)..................................        20,000        760,000

COMPUTERS (HARDWARE)--1.5%
Brocade Communications Systems, Inc.(b).........        20,000        879,800
Sun Microsystems, Inc.(b).......................        95,000      1,493,400
                                                                 ------------
                                                                    2,373,200
                                                                 ------------

COMPUTERS (NETWORKING)--2.0%
Cisco Systems, Inc.(b)..........................       162,000      2,948,400
McDATA Corp. Class A(b).........................         2,355         41,330
                                                                 ------------
                                                                    2,989,730
                                                                 ------------
COMPUTERS (PERIPHERALS)--2.0%
EMC Corp.(b)....................................       105,000      3,050,250

COMPUTERS (SOFTWARE & SERVICES)--6.5%
BEA Systems, Inc.(b)............................        67,000      2,057,570
i2 Technologies, Inc.(b)........................        50,000        990,000
Oracle Corp.(b).................................       135,000      2,565,000
Siebel Systems, Inc.(b).........................         8,000        375,200
VeriSign, Inc.(b)...............................        29,000      1,740,290
VERITAS Software Corp.(b).......................        35,000      2,328,550
                                                                 ------------
                                                                   10,056,610
                                                                 ------------

                                                       SHARES        VALUE
                                                      ---------  -------------

ELECTRICAL EQUIPMENT--0.5%
Solectron Corp.(b)..............................        45,000   $    823,500

ELECTRONICS (SEMICONDUCTORS)--5.2%
Analog Devices, Inc.(b).........................        30,000      1,297,500
Applied Micro Circuits Corp.(b).................        35,000        602,000
Maxim Integrated Products, Inc.(b)..............        30,000      1,326,300
Texas Instruments, Inc..........................        90,000      2,835,000
Xilinx, Inc.(b).................................        45,000      1,855,800
                                                                 ------------
                                                                    7,916,600
                                                                 ------------

ENTERTAINMENT--4.8%
AOL Time Warner, Inc.(b)........................        95,000      5,035,000
Viacom, Inc. Class B(b).........................        45,000      2,328,750
                                                                 ------------
                                                                    7,363,750
                                                                 ------------

EQUIPMENT (SEMICONDUCTORS)--1.3%
Applied Materials, Inc.(b)......................        40,000      1,964,000

FINANCIAL (DIVERSIFIED)--3.5%
American Express Co.............................        50,000      1,940,000
Citigroup, Inc..................................        65,000      3,434,600
                                                                 ------------
                                                                    5,374,600
                                                                 ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--9.2%
Genentech, Inc.(b)..............................        20,000      1,102,000
Merck & Co., Inc................................        35,000      2,236,850
Pfizer, Inc.....................................       200,000      8,010,000
Pharmacia Corp..................................        60,000      2,757,000
                                                                 ------------
                                                                   14,105,850
                                                                 ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.7%
Medtronic, Inc..................................       125,000      5,751,250

INVESTMENT MANAGEMENT--0.6%
Stilwell Financial, Inc.........................        27,000        906,120

MANUFACTURING (DIVERSIFIED)--3.7%
Tyco International Ltd..........................       105,000      5,722,500

NATURAL GAS--0.6%
Enron Corp......................................        20,000        980,000

OIL & GAS (EXPLORATION & PRODUCTION)--1.6%
Anadarko Petroleum Corp.........................        20,000      1,080,600

                       See Notes to Financial Statements                       3

Phoenix-Engemann Balanced Return Fund

                                                       SHARES        VALUE
                                                      ---------  -------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Burlington Resources, Inc.......................        34,000   $  1,358,300
                                                                 ------------
                                                                    2,438,900
                                                                 ------------

RETAIL (BUILDING SUPPLIES)--2.1%
Home Depot, Inc. (The)..........................        70,000      3,258,500
RETAIL (GENERAL MERCHANDISE)--1.7%
Costco Wholesale Corp.(b).......................        27,000      1,109,160
Wal-Mart Stores, Inc............................        30,000      1,464,000
                                                                 ------------
                                                                    2,573,160
                                                                 ------------
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $73,958,277)                                      80,119,720
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.2%

COMMUNICATIONS EQUIPMENT--0.9%
Nokia Oyj ADR (Finland).........................        60,000      1,322,400

                                                       SHARES        VALUE
                                                      ---------  -------------

COMPUTERS (SOFTWARE & SERVICES)--0.6%
Check Point Software Technologies Ltd.
(Israel)(b).....................................        20,000   $  1,011,400

ELECTRICAL EQUIPMENT--0.7%
Flextronics International Ltd. (Singapore)(b)...        40,000      1,044,400
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,549,476)                                        3,378,200
------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $142,149,722)                                     150,517,992(a)
Other assets and liabilities, net--2.2%                              3,315,682
                                                                 -------------
NET ASSETS--100.0%                                               $ 153,833,674
                                                                 =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,357,292 and gross depreciation of $13,989,022 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $142,149,722.
(b)  Non-income producing.

4                      See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $142,149,722)                              $  150,517,992
Cash                                                               5,613,137
Receivables
  Interest and dividends                                           1,694,738
  Investment securities sold                                         718,367
  Fund shares sold                                                   291,405
                                                              --------------
    Total assets                                                 158,835,639
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  4,111,820
  Fund shares repurchased                                            608,005
  Investment advisory fee                                             94,813
  Distribution                                                        62,803
  Transfer agent fee                                                  36,070
  Payable to advisor                                                  21,462
  Financial agent fee                                                 14,298
  Registration fee                                                    11,354
  Trustees' fee                                                        6,552
Accrued expenses                                                      34,788
                                                              --------------
    Total liabilities                                              5,001,965
                                                              --------------
NET ASSETS                                                    $  153,833,674
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  153,396,850
Undistributed net investment income                                1,899,391
Accumulated net realized loss                                     (9,830,837)
Net unrealized appreciation                                        8,368,270
                                                              --------------
NET ASSETS                                                    $  153,833,674
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $106,074,474)                3,659,962
Net asset value per share                                             $28.98
Offering price per share $28.98/(1-5.75%)                             $30.75
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $28,479,028)                 1,006,373
Net asset value and offering price per share                          $28.30
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $19,280,172)                   679,883
Net asset value and offering price per share                          $28.36

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    2,725,928
Dividends                                                            146,517
Foreign taxes withheld                                                (1,117)
                                                              --------------
    Total investment income                                        2,871,328
                                                              --------------
EXPENSES
Investment advisory fee                                              594,635
Distribution fee, Class A                                            139,446
Distribution fee, Class B                                            153,795
Distribution fee, Class C                                            102,479
Financial agent fee                                                   85,556
Transfer agent                                                       104,422
Printing                                                              30,508
Professional                                                          15,992
Trustees                                                              13,452
Custodian                                                              4,561
Miscellaneous                                                          4,161
                                                              --------------
    Total expenses                                                 1,249,007
                                                              --------------
NET INVESTMENT INCOME                                              1,622,321
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (7,202,001)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (10,801,879)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (18,003,880)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (16,381,559)
                                                              ==============

                       See Notes to Financial Statements                       5

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  1,622,321  $  2,777,075
  Net realized gain (loss)                  (7,202,001)   14,590,489
  Net change in unrealized appreciation
    (depreciation)                         (10,801,879)  (32,122,151)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (16,381,559)  (14,754,587)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                    --    (1,951,731)
  Net investment income, Class B                    --      (332,651)
  Net investment income, Class C                    --      (215,623)
  Net realized gains, Class A                       --    (9,900,328)
  Net realized gains, Class B                       --    (2,845,948)
  Net realized gains, Class C                       --    (1,826,846)
  In excess of net realized gains,
    Class A                                         --    (1,785,914)
  In excess of net realized gains,
    Class B                                         --      (513,379)
  In excess of net realized gains,
    Class C                                         --      (329,544)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --   (19,701,964)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (333,647
    and 963,774 shares, respectively)       10,131,138    38,010,451
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 414,546 shares, respectively)            --    12,889,181
  Cost of shares repurchased (473,956
    and 760,853 shares, respectively)      (14,205,780)  (29,688,339)
                                          ------------  ------------
Total                                       (4,074,642)   21,211,293
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (101,465
    and 354,908 shares, respectively)        3,012,660    13,608,614
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 105,331 shares, respectively)            --     3,209,325
  Cost of shares repurchased (180,891
    and 176,396 shares, respectively)       (5,331,979)   (6,734,024)
                                          ------------  ------------
Total                                       (2,319,319)   10,083,915
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (55,535
    and 272,732 shares, respectively)        1,660,295    10,307,740
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 70,428 shares, respectively)             --     2,151,065
  Cost of shares repurchased (82,331 and
    103,667 shares, respectively)           (2,430,764)   (3,831,967)
                                          ------------  ------------
Total                                         (770,469)    8,626,838
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                 (7,164,430)   39,922,046
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (23,545,989)    5,465,495
NET ASSETS
  Beginning of period                      177,379,663   171,914,168
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS)
    OF $1,899,391 AND $277,070,
    RESPECTIVELY]                         $153,833,674  $177,379,663
                                          ============  ============

6                      See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                                      ---------------------------------------------
                                                      SIX MONTHS
                                                         ENDED             YEAR ENDED DECEMBER 31,
                                                        6/30/01           -------------------------
                                                      (UNAUDITED)             2000             1999
Net asset value, beginning of period                   $  31.91           $  38.80         $  34.83
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.33(1)            0.66             0.21(1)
  Net realized and unrealized gain (loss)                 (3.26)             (3.52)            6.07
                                                       --------           --------         --------
      TOTAL FROM INVESTMENT OPERATIONS                    (2.93)             (2.86)            6.28
                                                       --------           --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --              (0.58)           (0.16)
  Dividends from net realized gains                          --              (2.92)           (2.13)
  In excess of net investment income                         --                 --            (0.01)
  In excess of net realized gains                            --              (0.53)           (0.01)
                                                       --------           --------         --------
      TOTAL DISTRIBUTIONS                                    --              (4.03)           (2.31)
                                                       --------           --------         --------
Change in net asset value                                 (2.93)             (6.89)            3.97
                                                       --------           --------         --------
NET ASSET VALUE, END OF PERIOD                         $  28.98           $  31.91         $  38.80
                                                       ========           ========         ========
Total return(2)                                           (9.18)%(5)        (7.11)%           18.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $106,074           $121,272         $123,482

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       1.30%(4)          1.37%             1.56%
  Net investment income (loss)                             2.23%(4)          1.71%             0.58%
Portfolio turnover                                           21%(5)            50%               41%

                                                               CLASS A
                                               ---------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                               ---------------------------------------
                                                  1998            1997            1996
Net asset value, beginning of period           $ 29.05         $ 28.08         $ 25.39
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.40            0.30(1)         0.29(1)
  Net realized and unrealized gain (loss)         8.03            4.98            4.23
                                               -------         -------         -------
      TOTAL FROM INVESTMENT OPERATIONS            8.43            5.28            4.52
                                               -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.40)          (0.32)          (0.30)
  Dividends from net realized gains              (2.25)          (3.99)          (1.53)
  In excess of net investment income                --              --              --
  In excess of net realized gains                   --              --              --
                                               -------         -------         -------
      TOTAL DISTRIBUTIONS                        (2.65)          (4.31)          (1.83)
                                               -------         -------         -------
Change in net asset value                         5.78            0.97            2.69
                                               -------         -------         -------
NET ASSET VALUE, END OF PERIOD                 $ 34.83         $ 29.05         $ 28.08
                                               =======         =======         =======
Total return(2)                                  29.12%          18.98%          17.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $72,620         $56,610         $51,947
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              1.63%            1.7%(3)         2.0%(3)
  Net investment income (loss)                    1.15%            1.0%            1.1%
Portfolio turnover                                 124%           40.3%           35.1%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratios of operating expenses to average net assets would have been 1.70% and 2.10% for the periods ended December 31, 1997 and 1996, respectively.
(4)  Annualized.
(5)  Not annualized.

                       See Notes to Financial Statements                       7

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS B
                                                      -------------------------------------------
                                                      SIX MONTHS
                                                         ENDED            YEAR ENDED DECEMBER 31,
                                                        6/30/01           -----------------------
                                                      (UNAUDITED)            2000            1999
Net asset value, beginning of period                    $ 31.28           $ 38.13         $ 34.37
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.22(1)           0.34           (0.06)(1)
  Net realized and unrealized gain (loss)                 (3.20)            (3.40)           5.96
                                                        -------           -------         -------
      TOTAL FROM INVESTMENT OPERATIONS                    (2.98)            (3.06)           5.90
                                                        -------           -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --             (0.34)             --
  Dividends from net realized gains                          --             (2.92)          (2.13)
  In excess of net realized gains                            --             (0.53)          (0.01)
                                                        -------           -------         -------
      TOTAL DISTRIBUTIONS                                    --             (3.79)          (2.14)
                                                        -------           -------         -------
Change in net asset value                                 (2.98)            (6.85)           3.76
                                                        -------           -------         -------
NET ASSET VALUE, END OF PERIOD                          $ 28.30           $ 31.28         $ 38.13
                                                        =======           =======         =======
Total return(2)                                           (9.53)%(5)       (7.76)%         17.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $28,479           $33,960         $30,580

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.05%(4)         2.12%           2.30%
  Net investment income (loss)                             1.48%(4)         0.98%          (0.16)%
Portfolio turnover                                           21%(5)           50%             41%

                                                               CLASS B
                                               ---------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                               ---------------------------------------
                                                  1998            1997            1996
Net asset value, beginning of period           $ 28.76         $ 27.85         $ 25.26
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.13            0.08(1)         0.09(1)
  Net realized and unrealized gain (loss)         7.91            4.93            4.16
                                               -------         -------         -------
      TOTAL FROM INVESTMENT OPERATIONS            8.04            5.01            4.25
                                               -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.18)          (0.11)          (0.13
  Dividends from net realized gains              (2.25)          (3.99)          (1.53)
  In excess of net realized gains                   --              --              --
                                               -------         -------         -------
      TOTAL DISTRIBUTIONS                        (2.43)          (4.10)          (1.66)
                                               -------         -------         -------
Change in net asset value                         5.61            0.91            2.59
                                               -------         -------         -------
NET ASSET VALUE, END OF PERIOD                 $ 34.37         $ 28.76         $ 27.85
                                               =======         =======         =======
Total return(2)                                  28.06%          18.15%          16.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $11,512          $7,125          $4,609
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              2.38%            2.4%(3)         2.7%(3)
  Net investment income (loss)                    0.39%            0.3%            0.3%
Portfolio turnover                                 124%           40.3%           35.1%

                                                                        CLASS C
                                                      -------------------------------------------
                                                      SIX MONTHS
                                                         ENDED            YEAR ENDED DECEMBER 31,
                                                        6/30/01           -----------------------
                                                      (UNAUDITED)            2000            1999
Net asset value, beginning of period                    $ 31.34           $ 38.21         $ 34.44
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.22(1)           0.34           (0.06)(1)
  Net realized and unrealized gain (loss)                 (3.20)            (3.41)           5.97
                                                        -------           -------         -------
      TOTAL FROM INVESTMENT OPERATIONS                    (2.98)            (3.07)           5.91
                                                        -------           -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --             (0.35)             --
  Dividends from net realized gains                          --             (2.92)          (2.13)
  In excess of net realized gains                            --             (0.53)          (0.01)
                                                        -------           -------         -------
      TOTAL DISTRIBUTIONS                                    --             (3.80)          (2.14)
                                                        -------           -------         -------
Change in net asset value                                 (2.98)            (6.87)           3.77
                                                        -------           -------         -------
NET ASSET VALUE, END OF PERIOD                          $ 28.36           $ 31.34         $ 38.21
                                                        =======           =======         =======
Total return(2)                                           (9.51)%(5)       (7.79)%         17.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $19,280           $22,147         $17,852

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.05%(4)         2.12%           2.30%
  Net investment income (loss)                             1.48%(4)         0.99%          (0.16)%
Portfolio turnover                                           21%(5)           50%             41%

                                                               CLASS C
                                               ---------------------------------------

                                                     YEAR ENDED DECEMBER 31,
                                               ---------------------------------------
                                                  1998            1997            1996
Net asset value, beginning of period           $ 28.80         $ 27.88         $ 25.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.14            0.08(1)         0.09(1)
  Net realized and unrealized gain (loss)         7.92            4.92            4.16
                                               -------         -------         -------
      TOTAL FROM INVESTMENT OPERATIONS            8.06            5.00            4.25
                                               -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.17)          (0.09)          (0.12)
  Dividends from net realized gains              (2.25)          (3.99)          (1.53)
  In excess of net realized gains                   --              --              --
                                               -------         -------         -------
      TOTAL DISTRIBUTIONS                        (2.42)          (4.08)          (1.65)
                                               -------         -------         -------
Change in net asset value                         5.64            0.92            2.60
                                               -------         -------         -------
NET ASSET VALUE, END OF PERIOD                 $ 34.44         $ 28.80         $ 27.88
                                               =======         =======         =======
Total return(2)                                  28.07%          18.11%          16.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $7,610          $5,581          $4,183
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              2.38%            2.4%(3)         2.7%(3)
  Net investment income (loss)                    0.39%            0.3%            0.3%
Portfolio turnover                                 124%           40.3%           35.1%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratios of operating expenses to average net assets would have been 2.50% and 2.80% for the periods ended December 31, 1997 and 1996, respectively.
(4)  Annualized.
(5)  Not annualized.

8                      See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--95.0%

BEVERAGES (NON-ALCOHOLIC)--1.0%
PepsiCo, Inc............................       82,000   $  3,624,400

BROADCASTING (TELEVISION, RADIO & CABLE)--3.4%
Univision Communications, Inc.
Class A(b)..............................      289,000     12,363,420
COMPUTERS (HARDWARE)--5.8%
Dell Computer Corp.(b)..................      470,000     12,290,500
Sun Microsystems, Inc.(b)...............      538,000      8,457,360
                                                        ------------
                                                          20,747,860
                                                        ------------

COMPUTERS (NETWORKING)--4.4%
Cisco Systems, Inc.(b)..................      845,448     15,387,153
McDATA Corp. Class A(b).................       17,225        302,299
                                                        ------------
                                                          15,689,452
                                                        ------------

COMPUTERS (PERIPHERALS)--3.8%
EMC Corp.(b)............................      468,000     13,595,400

COMPUTERS (SOFTWARE & SERVICES)--4.3%
BEA Systems, Inc.(b)....................      259,000      7,953,890
Informix Corp.(b).......................          470          2,745
Oracle Corp.(b).........................      388,000      7,372,000
                                                        ------------
                                                          15,328,635
                                                        ------------

ELECTRICAL EQUIPMENT--5.4%
General Electric Co.....................      403,000     19,646,250
ELECTRONICS (SEMICONDUCTORS)--8.2%
Intel Corp..............................      516,600     15,110,550
Texas Instruments, Inc..................      343,400     10,817,100
Xilinx, Inc.(b).........................       87,000      3,587,880
                                                        ------------
                                                          29,515,530
                                                        ------------

ENTERTAINMENT--4.8%
AOL Time Warner, Inc.(b)................      209,000     11,077,000
Viacom, Inc. Class B(b).................      120,000      6,210,000
                                                        ------------
                                                          17,287,000
                                                        ------------
                                               SHARES      VALUE
                                              --------  ------------

EQUIPMENT (SEMICONDUCTORS)--1.9%
Applied Materials, Inc.(b)..............      140,000   $  6,874,000

FINANCIAL (DIVERSIFIED)--10.0%
American Express Co.....................      353,000     13,696,400
Citigroup, Inc..........................      424,333     22,421,756
                                                        ------------
                                                          36,118,156
                                                        ------------

HEALTH CARE (DIVERSIFIED)--1.0%
Johnson & Johnson.......................       70,000      3,500,000

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--13.2%
Genentech, Inc.(b)......................       73,000      4,022,300
Merck & Co., Inc........................      208,200     13,306,062
Pfizer, Inc.............................      754,300     30,209,715
                                                        ------------
                                                          47,538,077
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--5.6%
Medtronic, Inc..........................      435,200     20,023,552

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.4%
Colgate-Palmolive Co....................      147,000      8,671,530

INVESTMENT BANKING/BROKERAGE--3.8%
Merrill Lynch & Co., Inc................      232,000     13,746,000

MANUFACTURING (DIVERSIFIED)--4.2%
Corning, Inc............................      251,000      4,194,210
Tyco International Ltd..................      202,000     11,009,000
                                                        ------------
                                                          15,203,210
                                                        ------------

NATURAL GAS--1.1%
Enron Corp..............................       78,000      3,822,000

RETAIL (BUILDING SUPPLIES)--3.5%
Home Depot, Inc. (The)..................      272,000     12,661,600

RETAIL (COMPUTERS & ELECTRONICS)--0.8%
RadioShack Corp.........................      100,000      3,050,000

RETAIL (GENERAL MERCHANDISE)--4.8%
Costco Wholesale Corp.(b)...............      113,000      4,642,040
Wal-Mart Stores, Inc....................      259,000     12,639,200
                                                        ------------
                                                          17,281,240
                                                        ------------

                       See Notes to Financial Statements                       9

Phoenix-Engemann Focus Growth Fund

                                               SHARES      VALUE
                                              --------  ------------
TRUCKERS--1.6%
United Parcel Service, Inc. Class B.....       98,000   $  5,664,400
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $256,949,027)                           341,951,712
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.7%

COMMUNICATIONS EQUIPMENT--1.5%
Nokia Oyj ADR (Finland).................      249,000      5,487,960

ELECTRICAL EQUIPMENT--1.2%
Flextronics International Ltd.
(Singapore)(b)..........................      167,000      4,360,370
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,313,641)                              9,848,330
--------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $270,262,668)                           351,800,042(a)
Other assets and liabilities, net--2.3%                    8,326,735
                                                        ------------
NET ASSETS--100.0%                                      $360,126,777
                                                        ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $121,500,003 and gross depreciation of $39,962,629 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $270,262,668.
(b)  Non-income producing.

10                     See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $270,262,668)                              $  351,800,042
Cash                                                               9,477,055
Receivables
  Dividends and interest                                             165,400
  Fund shares sold                                                    63,809
  Receivable from advisor                                              7,465
                                                              --------------
    Total assets                                                 361,513,771
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            821,492
  Investment advisory fee                                            251,452
  Transfer agent fee                                                 123,140
  Distribution fee                                                   122,304
  Financial agent fee                                                 25,208
  Trustees' fee                                                        6,552
Accrued expenses                                                      36,846
                                                              --------------
    Total liabilities                                              1,386,994
                                                              --------------
NET ASSETS                                                    $  360,126,777
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 320,973,223
Undistributed net investment loss                                 (1,615,041)
Accumulated net realized loss                                    (40,768,779)
Net unrealized appreciation                                       81,537,374
                                                              --------------
NET ASSETS                                                    $  360,126,777
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $290,069,744)               18,955,885
Net asset value per share                                             $15.30
Offering price per share $15.30/(1-5.75%)                             $16.23
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $42,280,151)                 3,040,518
Net asset value and offering price per share                          $13.91
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $27,776,882)                 1,997,844
Net asset value and offering price per share                          $13.90

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $     934,467
Interest                                                            726,200
Foreign taxes withheld                                              (14,328)
                                                              -------------
    Total investment income                                       1,646,339
                                                              -------------
EXPENSES
Investment advisory fee                                           1,742,745
Distribution fee, Class A                                           432,520
Distribution fee, Class B                                           256,309
Distribution fee, Class C                                           167,445
Financial agent fee                                                 152,760
Transfer agent                                                      350,467
Printing                                                             89,127
Registration                                                         27,907
Professional                                                         19,509
Trustees                                                             12,219
Custodian                                                             5,448
Miscellaneous                                                         4,924
                                                              -------------
    Total expenses                                                3,261,380
                                                              -------------
NET INVESTMENT LOSS                                              (1,615,041)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                 (39,740,040)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (95,678,532)
                                                              -------------
NET LOSS ON INVESTMENTS                                        (135,418,572)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(137,033,613)
                                                              =============

                       See Notes to Financial Statements                      11

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/01      Year Ended
                                           (Unaudited)     12/31/00
                                          -------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $  (1,615,041) $  (7,516,426)
  Net realized gain (loss)                  (39,740,040)    74,784,316
  Net change in unrealized appreciation
    (depreciation)                          (95,678,532)  (278,754,296)
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (137,033,613)  (211,486,406)
                                          -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --    (58,773,830)
  Net realized gains, Class B                        --     (9,819,510)
  Net realized gains, Class C                        --     (6,190,975)
  In excess of net realized gains, Class
    A                                                --       (808,498)
  In excess of net realized gains, Class
    B                                                --       (135,078)
  In excess of net realized gains, Class
    C                                                --        (85,164)
                                          -------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --    (75,813,055)
                                          -------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (625,515
    and 2,382,873 shares, respectively)      10,870,886     78,173,098
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 2,698,104 shares,
    respectively)                                    --     53,672,607
  Cost of shares repurchased (2,493,966
    and 2,948,862 shares, respectively)     (41,966,153)   (94,953,609)
                                          -------------  -------------
Total                                       (31,095,267)    36,892,096
                                          -------------  -------------
CLASS B
  Proceeds from sales of shares (264,149
    and 550,835 shares, respectively)         4,036,723     16,366,326
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 501,729 shares, respectively)             --      9,102,560
  Cost of shares repurchased (746,598
    and 964,619 shares, respectively)       (11,663,863)   (28,445,807)
                                          -------------  -------------
Total                                        (7,627,140)    (2,976,921)
                                          -------------  -------------
CLASS C
  Proceeds from sales of shares (134,543
    and 395,307 shares, respectively)         2,147,607     11,616,502
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 313,307 shares, respectively)             --      5,685,788
  Cost of shares repurchased (356,419
    and 319,865 shares, respectively)        (5,526,298)    (9,113,328)
                                          -------------  -------------
Total                                        (3,378,691)     8,188,962
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                 (42,101,098)    42,104,137
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (179,134,711)  (245,195,324)
NET ASSETS
  Beginning of period                       539,261,488    784,456,812
                                          -------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(1,615,041) AND $0, RESPECTIVELY]    $ 360,126,777  $ 539,261,488
                                          =============  =============

12                     See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                 --------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                     YEAR ENDED DECEMBER 31,
                                                   6/30/01           ------------------------------------------
                                                 (UNAUDITED)             2000             1999             1998
Net asset value, beginning of period              $  20.69           $  33.24         $  26.82         $  20.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                    (0.05)             (0.27)           (0.31)           (0.16)
  Net realized and unrealized gain
    (loss)                                           (5.34)             (9.00)           13.48             7.76
                                                  --------           --------         --------         --------
      TOTAL FROM INVESTMENT OPERATIONS               (5.39)             (9.27)           13.17             7.60
                                                  --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --                 --               --               --
  Dividends from net realized gains                     --              (3.23)           (6.57)           (1.21)
  In excess of net realized gains                       --              (0.05)           (0.18)              --
                                                  --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                               --              (3.28)           (6.75)           (1.21)
                                                  --------           --------         --------         --------
Change in net asset value                            (5.39)            (12.55)            6.42             6.39
                                                  --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD                    $  15.30           $  20.69         $  33.24         $  26.82
                                                  ========           ========         ========         ========
Total return(2)                                     (26.05)%(5)       (27.50)%          49.74%           37.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $290,070           $430,884         $621,386         $441,146

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.37%(4)          1.32%            1.54%            1.58%
  Net investment income (loss)                       (0.60)%(4)        (0.86)%          (1.04)%          (0.72)%
Portfolio turnover                                      33%(5)            59%              56%             119%

                                                   CLASS A
                                          -------------------------

                                           YEAR ENDED DECEMBER 31,
                                          -------------------------
                                              1997             1996
Net asset value, beginning of period      $  21.94         $  19.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)            (0.16)           (0.14)
  Net realized and unrealized gain
    (loss)                                    3.51             4.47
                                          --------         --------
      TOTAL FROM INVESTMENT OPERATIONS        3.35             4.33
                                          --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income          --               --
  Dividends from net realized gains          (4.86)           (1.67)
  In excess of net realized gains               --               --
                                          --------         --------
      TOTAL DISTRIBUTIONS                    (4.86)           (1.67)
                                          --------         --------
Change in net asset value                    (1.51)            2.66
                                          --------         --------
NET ASSET VALUE, END OF PERIOD            $  20.43         $  21.94
                                          ========         ========
Total return(2)                             16.04%            22.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $383,481         $426,785
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.6%(3)           1.6%(3)
  Net investment income (loss)               (0.7)%            (0.6)%
Portfolio turnover                           70.6%             70.1%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% and 1.60% for the periods ended December 31, 1997 and 1996, respectively.
(4)  Annualized.
(5)  Not annualized.

                       See Notes to Financial Statements                      13

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS B
                                                      --------------------------------------------
                                                      SIX MONTHS
                                                         ENDED            YEAR ENDED DECEMBER 31,
                                                        6/30/01           ------------------------
                                                      (UNAUDITED)            2000             1999
Net asset value, beginning of period                    $ 18.87           $ 30.97         $  25.49
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         (0.11)            (0.47)           (0.51)
  Net realized and unrealized gain (loss)                 (4.85)            (8.35)           12.74
                                                        -------           -------         --------
      TOTAL FROM INVESTMENT OPERATIONS                    (4.96)            (8.82)           12.23
                                                        -------           -------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --                --               --
  Dividends from net realized gains                          --             (3.23)           (6.57)
  In excess of net realized gains                            --             (0.05)           (0.18)
                                                        -------           -------         --------
      TOTAL DISTRIBUTIONS                                    --             (3.28)           (6.75)
                                                        -------           -------         --------
Change in net asset value                                 (4.96)           (12.10)            5.48
                                                        -------           -------         --------
NET ASSET VALUE, END OF PERIOD                          $ 13.91           $ 18.87         $  30.97
                                                        =======           =======         ========
Total return(2)                                          (26.29)%(5)      (28.07)%          48.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $42,280           $66,488         $106,372

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.12%(4)         2.07%            2.29%
  Net investment income (loss)                            (1.35)%(4)       (1.61)%          (1.78)%
Portfolio turnover                                           33%(5)           59%              56%

                                                               CLASS B
                                               ---------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                               ---------------------------------------
                                                  1998            1997            1996
Net asset value, beginning of period           $ 19.61         $ 21.40         $ 18.99
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.32)          (0.34)          (0.31)
  Net realized and unrealized gain (loss)         7.41            3.41            4.39
                                               -------         -------         -------
      TOTAL FROM INVESTMENT OPERATIONS            7.09            3.07            4.08
                                               -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income              --              --              --
  Dividends from net realized gains              (1.21)          (4.86)          (1.67)
  In excess of net realized gains                   --              --              --
                                               -------         -------         -------
      TOTAL DISTRIBUTIONS                        (1.21)          (4.86)          (1.67)
                                               -------         -------         -------
Change in net asset value                         5.88           (1.79)           2.41
                                               -------         -------         -------
NET ASSET VALUE, END OF PERIOD                 $ 25.49         $ 19.61         $ 21.40
                                               =======         =======         =======
Total return(2)                                 36.38%          15.13%           21.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $65,986         $54,267         $49,444
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.33%            2.4%(3)          2.3%(3)
  Net investment income (loss)                  (1.47)%          (1.5)%           (1.5)%
Portfolio turnover                                119%           70.6%            70.1%

                                                                        CLASS C
                                                      --------------------------------------------
                                                      SIX MONTHS
                                                         ENDED            YEAR ENDED DECEMBER 31,
                                                        6/30/01           ------------------------
                                                      (UNAUDITED)            2000             1999
Net asset value, beginning of period                    $ 18.87           $ 30.97         $  25.49
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         (0.11)            (0.47)           (0.51)
  Net realized and unrealized gain (loss)                 (4.86)            (8.35)           12.74
                                                        -------           -------         --------
      TOTAL FROM INVESTMENT OPERATIONS                    (4.97)            (8.82)           12.23
                                                        -------           -------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --                --               --
  Dividends from net realized gains                          --             (3.23)           (6.57)
  In excess of net realized gains                            --             (0.05)           (0.18)
                                                        -------           -------         --------
      TOTAL DISTRIBUTIONS                                    --             (3.28)           (6.75)
                                                        -------           -------         --------
Change in net asset value                                 (4.97)           (12.10)            5.48
                                                        -------           -------         --------
NET ASSET VALUE, END OF PERIOD                          $ 13.90           $ 18.87         $  30.97
                                                        =======           =======         ========
Total return(2)                                          (26.34)%(5)      (28.07)%          48.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $27,777           $41,889          $56,699

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.12%(4)         2.07%            2.29%
  Net investment income (loss)                            (1.35)%(4)       (1.61)%          (1.78)%
Portfolio turnover                                           33%(5)           59%              56%

                                                               CLASS C
                                               ---------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                               ---------------------------------------
                                                  1998            1997            1996
Net asset value, beginning of period           $ 19.61         $ 21.40         $ 18.99
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                (0.32)          (0.34)          (0.31)
  Net realized and unrealized gain (loss)         7.41            3.41            4.39
                                               -------         -------         -------
      TOTAL FROM INVESTMENT OPERATIONS            7.09            3.07            4.08
                                               -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income              --              --              --
  Dividends from net realized gains              (1.21)          (4.86)          (1.67)
  In excess of net realized gains                   --              --              --
                                               -------         -------         -------
      TOTAL DISTRIBUTIONS                        (1.21)          (4.86)          (1.67)
                                               -------         -------         -------
Change in net asset value                         5.88           (1.79)           2.41
                                               -------         -------         -------
NET ASSET VALUE, END OF PERIOD                 $ 25.49         $ 19.61         $ 21.40
                                               =======         =======         =======
Total return(2)                                 36.38%          15.13%           21.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $34,580         $29,222         $27,239
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             2.33%            2.4%(3)          2.3%(3)
  Net investment income (loss)                  (1.47)%          (1.5)%           (1.5)%
Portfolio turnover                                119%           70.6%            70.1%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% and 2.40% for the periods ended December 31, 1997 and 1996, respectively.
(4)  Annualized.
(5)  Not annualized.

14                     See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--90.6%

BIOTECHNOLOGY--1.4%
Genentech, Inc.(b)......................       71,000   $  3,912,100
BROADCASTING (TELEVISION, RADIO & CABLE)--2.1%
Univision Communications, Inc.
Class A(b)..............................      140,000      5,989,200

COMMUNICATIONS EQUIPMENT--1.0%
CIENA Corp.(b)..........................       72,000      2,736,000

COMPUTERS (HARDWARE)--2.5%
Brocade Communications Systems,
Inc.(b).................................       50,620      2,226,774
Sun Microsystems, Inc.(b)...............      306,000      4,810,320
                                                        ------------
                                                           7,037,094
                                                        ------------

COMPUTERS (NETWORKING)--3.4%
Cisco Systems, Inc.(b)..................      506,748      9,222,814
McDATA Corp. Class A(b).................       16,231        284,854
                                                        ------------
                                                           9,507,668
                                                        ------------

COMPUTERS (PERIPHERALS)--4.6%
EMC Corp.(b)............................      441,000     12,811,050

COMPUTERS (SOFTWARE & SERVICES)--13.5%
BEA Systems, Inc.(b)....................      285,000      8,752,350
i2 Technologies, Inc.(b)................      166,000      3,286,800
Oracle Corp.(b).........................      488,000      9,272,000
Siebel Systems, Inc.(b).................       49,000      2,298,100
VeriSign, Inc.(b).......................       96,000      5,760,960
VERITAS Software Corp.(b)...............      124,500      8,282,985
                                                        ------------
                                                          37,653,195
                                                        ------------

ELECTRICAL EQUIPMENT--0.9%
Solectron Corp.(b)......................      135,000      2,470,500
ELECTRONICS (SEMICONDUCTORS)--9.1%
Analog Devices, Inc.(b).................       32,000      1,384,000
Applied Micro Circuits Corp.(b).........       58,000        997,600
Maxim Integrated Products, Inc.(b)......      103,000      4,553,630
Texas Instruments, Inc..................      368,000     11,592,000
Xilinx, Inc.(b).........................      167,000      6,887,080
                                                        ------------
                                                          25,414,310
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

ENTERTAINMENT--8.0%
AOL Time Warner, Inc.(b)................      273,000   $ 14,469,000
Viacom, Inc. Class B(b).................      150,000      7,762,500
                                                        ------------
                                                          22,231,500
                                                        ------------

EQUIPMENT (SEMICONDUCTORS)--2.2%
Applied Materials, Inc.(b)..............      122,000      5,990,200

FINANCIAL (DIVERSIFIED)--6.3%
American Express Co.....................      174,000      6,751,200
Citigroup, Inc..........................      203,000     10,726,520
                                                        ------------
                                                          17,477,720
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--12.2%
Merck & Co., Inc........................       75,600      4,831,596
Pfizer, Inc.............................      597,600     23,933,880
Pharmacia Corp..........................      110,070      5,057,716
                                                        ------------
                                                          33,823,192
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--6.1%
Medtronic, Inc..........................      367,600     16,913,276

INVESTMENT MANAGEMENT--1.2%
Stilwell Financial, Inc.................       98,000      3,288,880

MANUFACTURING (DIVERSIFIED)--5.6%
Tyco International Ltd..................      284,000     15,478,000

NATURAL GAS--0.7%
Enron Corp..............................       39,000      1,911,000

OIL & GAS (EXPLORATION & PRODUCTION)--3.2%
Anadarko Petroleum Corp.................       80,000      4,322,400
Burlington Resources, Inc...............      113,000      4,514,350
                                                        ------------
                                                           8,836,750
                                                        ------------

RETAIL (BUILDING SUPPLIES)--3.7%
Home Depot, Inc. (The)..................      223,500     10,403,925

RETAIL (GENERAL MERCHANDISE)--2.9%
Costco Wholesale Corp.(b)...............       85,000      3,491,800

                       See Notes to Financial Statements                      15

Phoenix-Engemann Nifty Fifty Fund

                                               SHARES      VALUE
                                              --------  ------------
RETAIL (GENERAL MERCHANDISE)--CONTINUED
Wal-Mart Stores, Inc....................       93,000   $  4,538,400
                                                        ------------
                                                           8,030,200
                                                        ------------
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $220,909,236)                           251,915,760
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.9%
COMMUNICATIONS EQUIPMENT--1.7%
Nokia Oyj ADR (Finland).................      200,000      4,408,000
TyCom Ltd. (Bermuda)(b).................        7,000        120,400
                                                        ------------
                                                           4,528,400
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

ELECTRICAL EQUIPMENT--1.2%
Flextronics International Ltd.
(Singapore)(b)..........................      130,000   $  3,394,300
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,195,267)                              7,922,700
--------------------------------------------------------------------

TOTAL INVESTMENTS--93.5%
(IDENTIFIED COST $233,104,503)                           259,838,460(a)
Other assets and liabilities, net--6.5%                   18,131,991
                                                        ------------
NET ASSETS--100.0%                                      $277,970,451
                                                        ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $66,630,352 and gross depreciation of $39,997,241 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $233,205,349.
(b)  Non-income producing.

16                     See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $233,104,503)                              $  259,838,460
Cash                                                              19,181,929
Receivables
  Fund shares sold                                                   101,197
  Dividends and interest                                             100,382
  Receivable from advisor                                              5,553
                                                              --------------
    Total assets                                                 279,227,521
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            760,667
  Investment advisory fee                                            194,342
  Distribution fee                                                   121,919
  Transfer agent fee                                                 116,888
  Financial agent fee                                                 21,529
  Trustees' fee                                                        6,552
Accrued expenses                                                      35,173
                                                              --------------
    Total liabilities                                              1,257,070
                                                              --------------
NET ASSETS                                                    $  277,970,451
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  285,186,343
Undistributed net investment loss                                 (2,065,924)
Accumulated net realized loss                                    (31,883,925)
Net unrealized appreciation                                       26,733,957
                                                              --------------
NET ASSETS                                                    $  277,970,451
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $181,053,942)                8,034,365
Net asset value per share                                             $22.53
Offering price per share $22.53/(1-5.75%)                             $23.90
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $64,637,737)                 3,105,505
Net asset value and offering price per share                          $20.81
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $32,278,772)                 1,551,445
Net asset value and offering price per share                          $20.81

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      561,833
Interest                                                             160,611
Foreign taxes withheld                                                  (478)
                                                              --------------
    Total investment income                                          721,966
                                                              --------------
EXPENSES
Investment advisory fee                                            1,348,180
Distribution fee, Class A                                            262,547
Distribution fee, Class B                                            398,270
Distribution fee, Class C                                            205,774
Financial agent fee                                                  132,063
Transfer agent                                                       309,334
Printing                                                              67,777
Registration                                                          24,520
Professional                                                          18,116
Trustees                                                              12,219
Custodian                                                              4,677
Miscellaneous                                                          4,413
                                                              --------------
    Total expenses                                                 2,787,890
                                                              --------------
NET INVESTMENT LOSS                                               (2,065,924)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (31,259,422)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (80,344,268)
                                                              --------------
NET LOSS ON INVESTMENTS                                         (111,603,690)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (113,669,614)
                                                              ==============

                       See Notes to Financial Statements                      17

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/01      Year Ended
                                           (Unaudited)     12/31/00
                                          -------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $  (2,065,924) $  (6,721,510)
  Net realized gain (loss)                  (31,259,422)    70,346,914
  Net change in unrealized appreciation
    (depreciation)                          (80,344,268)  (165,108,765)
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (113,669,614)  (101,483,361)
                                          -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --    (40,915,574)
  Net realized gains, Class B                        --    (17,830,841)
  Net realized gains, Class C                        --     (9,338,498)
  In excess of net realized gains,
    Class A                                          --       (927,807)
  In excess of net realized gains,
    Class B                                          --       (404,334)
  In excess of net realized gains,
    Class C                                          --       (211,761)
                                          -------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --    (69,628,815)
                                          -------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (629,178
    and 1,161,063 shares, respectively)      16,162,846     52,701,168
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,313,488 shares,
    respectively)                                    --     38,130,506
  Cost of shares repurchased (921,265
    and 1,108,185 shares, respectively)     (22,735,247)   (50,306,418)
                                          -------------  -------------
Total                                        (6,572,401)    40,525,256
                                          -------------  -------------
CLASS B
  Proceeds from sales of shares (156,886
    and 507,150 shares, respectively)         3,788,899     21,926,814
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 603,206 shares, respectively)             --     16,238,458
  Cost of shares repurchased (691,870
    and 643,244 shares, respectively)       (16,206,236)   (27,498,313)
                                          -------------  -------------
Total                                       (12,417,337)    10,666,959
                                          -------------  -------------
CLASS C
  Proceeds from sales of shares (87,624
    and 392,743 shares, respectively)         2,167,169     16,721,786
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 314,934 shares, respectively)             --      8,474,898
  Cost of shares repurchased (439,768
    and 426,664 shares, respectively)       (10,329,736)   (17,283,594)
                                          -------------  -------------
Total                                        (8,162,567)     7,913,090
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                 (27,152,305)    59,105,305
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (140,821,919)  (112,006,871)
NET ASSETS
  Beginning of period                       418,792,370    530,799,241
                                          -------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME
    (LOSS) OF ($2,065,924) AND $0,
    RESPECTIVELY]                         $ 277,970,451  $ 418,792,370
                                          =============  =============

18                     See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                      --------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED DECEMBER 31
                                                        6/30/01           ------------------------------------------
                                                      (UNAUDITED)             2000             1999             1998
Net asset value, beginning of period                   $  31.10           $  46.16         $  38.80         $  29.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         (0.12)             (0.44)           (0.41)           (0.20)
  Net realized and unrealized gain (loss)                 (8.45)             (8.64)           12.92            10.45
                                                       --------           --------         --------         --------
      TOTAL FROM INVESTMENT OPERATIONS                    (8.57)             (9.08)           12.51            10.25
                                                       --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --                 --               --               --
  Dividends from net realized gains                          --              (5.85)           (5.15)           (0.66)
  In excess of net realized gains                            --              (0.13)              --               --
                                                       --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                                    --              (5.98)           (5.15)           (0.66)
                                                       --------           --------         --------         --------
Change in net asset value                                 (8.57)            (15.06)            7.36             9.59
                                                       --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD                         $  22.53           $  31.10         $  46.16         $  38.80
                                                       ========           ========         ========         ========
Total return(2)                                          (27.52)%(5)       (18.75)%          32.47%           35.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $181,054           $258,962         $321,299         $235,065

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       1.41%(4)          1.40%            1.58%            1.60%
  Net investment income (loss)                            (0.98)%(4)        (0.98)%          (0.97)%          (0.61)%
Portfolio turnover                                           25%(5)            88%              43%              92%

                                                        CLASS A
                                               -------------------------

                                                YEAR ENDED DECEMBER 31
                                               -------------------------
                                                   1997             1996
Net asset value, beginning of period           $  26.50         $  22.18
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                 (0.20)           (0.12)
  Net realized and unrealized gain (loss)          5.23             6.00
                                               --------         --------
      TOTAL FROM INVESTMENT OPERATIONS             5.03             5.88
                                               --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income               --               --
  Dividends from net realized gains               (2.32)           (1.56)
  In excess of net realized gains                    --               --
                                               --------         --------
      TOTAL DISTRIBUTIONS                         (2.32)           (1.56)
                                               --------         --------
Change in net asset value                          2.71             4.32
                                               --------         --------
NET ASSET VALUE, END OF PERIOD                 $  29.21         $  26.50
                                               ========         ========
Total return(2)                                  19.23%            26.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $176,378         $145,469
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.6%(3)           1.7%(3)
  Net investment income (loss)                    (0.7)%            (0.4)%
Portfolio turnover                                68.8%             41.9%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% and 1.80% for the periods ended December 31, 1997 and 1996, respectively.
(4)  Annualized.
(5)  Not annualized.

                       See Notes to Financial Statements                      19

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                                      --------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED DECEMBER 31
                                                        6/30/01           ------------------------------------------
                                                      (UNAUDITED)             2000             1999             1998
Net asset value, beginning of period                   $  28.83           $  43.68         $  37.21         $  28.24
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         (0.20)             (0.74)           (0.70)           (0.43)
  Net realized and unrealized gain (loss)                 (7.82)             (8.13)           12.32            10.06
                                                       --------           --------         --------         --------
      TOTAL FROM INVESTMENT OPERATIONS                    (8.02)             (8.87)           11.62             9.63
                                                       --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --                 --               --               --
  Dividends from net realized gains                          --              (5.85)           (5.15)           (0.66)
  In excess of net realized gains                            --              (0.13)              --               --
                                                       --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                                    --              (5.98)           (5.15)           (0.66)
                                                       --------           --------         --------         --------
Change in net asset value                                 (8.02)            (14.85)            6.47             8.97
                                                       --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD                         $  20.81           $  28.83         $  43.68         $  37.21
                                                       ========           ========         ========         ========
Total return(2)                                          (27.78)%(5)       (19.34)%          31.47%           34.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $64,638           $104,964         $138,626          $96,983

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.16%(4)          2.15%            2.33%            2.35%
  Net investment income (loss)                            (1.72)%(4)        (1.73)%          (1.72)%          (1.35)%
Portfolio turnover                                           25%(5)            88%              43%              92%

                                                        CLASS B
                                               -------------------------

                                                YEAR ENDED DECEMBER 31
                                               -------------------------
                                                   1997             1996
Net asset value, beginning of period           $  25.88         $  21.85
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                 (0.42)           (0.30)
  Net realized and unrealized gain (loss)          5.10             5.89
                                               --------         --------
      TOTAL FROM INVESTMENT OPERATIONS             4.68             5.59
                                               --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income               --               --
  Dividends from net realized gains               (2.32)           (1.56)
  In excess of net realized gains                    --               --
                                               --------         --------
      TOTAL DISTRIBUTIONS                         (2.32)           (1.56)
                                               --------         --------
Change in net asset value                          2.36             4.03
                                               --------         --------
NET ASSET VALUE, END OF PERIOD                 $  28.24         $  25.88
                                               ========         ========
Total return(2)                                  18.33%            25.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $68,051          $47,143
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               2.4%(3)           2.5%(3)
  Net investment income (loss)                    (1.4)%            (1.2)%
Portfolio turnover                                68.8%             41.9%

                                                                                 CLASS C
                                                      --------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED DECEMBER 31
                                                        6/30/01           ------------------------------------------
                                                      (UNAUDITED)             2000             1999             1998
Net asset value, beginning of period                   $  28.82           $  43.68         $  37.21         $  28.24
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         (0.20)             (0.74)           (0.70)           (0.43)
  Net realized and unrealized gain (loss)                 (7.81)             (8.14)           12.32            10.06
                                                       --------           --------         --------         --------
      TOTAL FROM INVESTMENT OPERATIONS                    (8.01)             (8.88)           11.62             9.63
                                                       --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --                 --               --               --
  Dividends from net realized gains                          --              (5.85)           (5.15)           (0.66)
  In excess of net realized gains                            --              (0.13)              --               --
                                                       --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                                    --              (5.98)           (5.15)           (0.66)
                                                       --------           --------         --------         --------
Change in net asset value                                 (8.01)            (14.86)            6.47             8.97
                                                       --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD                         $  20.81           $  28.82         $  43.68         $  37.21
                                                       ========           ========         ========         ========
Total return(2)                                          (27.79)%(5)       (19.37)%          31.47%           34.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $32,279            $54,867          $70,875          $48,401

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.16%(4)          2.15%            2.33%            2.35%
  Net investment income (loss)                            (1.72)%(4)        (1.73)%          (1.72)%          (1.35)%
Portfolio turnover                                           25%(5)            88%              43%              92%

                                                        CLASS C
                                               -------------------------

                                                YEAR ENDED DECEMBER 31
                                               -------------------------
                                                   1997             1996
Net asset value, beginning of period           $  25.88         $  21.85
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                 (0.42)           (0.30)
  Net realized and unrealized gain (loss)          5.10             5.89
                                               --------         --------
      TOTAL FROM INVESTMENT OPERATIONS             4.68             5.59
                                               --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income               --               --
  Dividends from net realized gains               (2.32)           (1.56)
  In excess of net realized gains                    --               --
                                               --------         --------
      TOTAL DISTRIBUTIONS                         (2.32)           (1.56)
                                               --------         --------
Change in net asset value                          2.36             4.03
                                               --------         --------
NET ASSET VALUE, END OF PERIOD                 $  28.24         $  25.88
                                               ========         ========
Total return(2)                                  18.33%            25.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $39,773          $26,092
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               2.4%(3)           2.5%(3)
  Net investment income (loss)                    (1.4)%            (1.2)%
Portfolio turnover                                68.8%             41.9%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% and 2.50% for the periods ended December 31, 1997 and 1996, respectively.
(4)  Annualized.
(5)  Not annualized.

20                     See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                                SHARES       VALUE
                                              ----------  ------------
COMMON STOCKS--92.0%
AIR FREIGHT--0.8%
Expeditors International of Washington,
Inc.....................................         80,000   $  4,799,920
BANKS (REGIONAL)--0.5%
Investors Financial Services Corp.......         48,000      3,216,000
BIOTECHNOLOGY--7.2%
Aviron(b)...............................        209,550     11,944,350
COR Therapeutics, Inc.(b)...............        164,000      5,002,000
CV Therapeutics, Inc.(b)................         14,700        837,900
IDEC Pharmaceuticals Corp.(b)...........        219,000     14,824,110
InterMune Pharmaceuticals, Inc.(b)......         20,800        740,896
Myriad Genetics, Inc.(b)................         40,000      2,532,796
NPS Pharmaceuticals, Inc.(b)............        120,300      4,836,060
Pharmacyclics, Inc.(b)..................         61,000      2,067,900
                                                          ------------
                                                            42,786,012
                                                          ------------
BUILDING MATERIALS--0.4%
Dal-Tile International, Inc.(b).........        116,660      2,164,043
COMMUNICATIONS EQUIPMENT--0.3%
McDATA Corp. Class B(b).................         75,000      1,638,000
Vina Technologies, Inc.(b)..............        101,150        141,610
                                                          ------------
                                                             1,779,610
                                                          ------------
COMPUTERS (PERIPHERALS)--6.2%
NYFIX, Inc.(b)..........................      1,059,500     33,851,025
Procom Technology, Inc.(b)(c)(d)........        292,500      2,641,275
                                                          ------------
                                                            36,492,300
                                                          ------------
COMPUTERS (SOFTWARE & SERVICES)--12.5%
Agile Software Corp.(b).................        145,000      2,465,000
Aspsecure.Com Corp.(b)(c)(d)............        300,000              0
BEA Systems, Inc.(b)....................        495,000     15,201,450
E.piphany, Inc.(b)......................        151,000      1,534,160
Extensity, Inc.(b)......................        192,600      1,945,260
Intertrust Technologies Corp.(b)........        149,000        178,800
Interwoven, Inc.(b).....................        413,000      6,979,700
Manugistics Group, Inc.(b)..............        129,000      3,237,900
NetIQ Corp.(b)..........................        172,000      5,381,880
OPNET Technologies, Inc.(b).............        218,585      3,906,114
Peregrine Systems, Inc.(b)..............        620,000     17,980,000
Predictive Systems, Inc.(b).............        232,000        928,000
Retek, Inc.(b)..........................         78,000      3,739,320

                                                SHARES       VALUE
                                              ----------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
SeeBeyond Technology Corp.(b)...........        250,000   $  3,975,000
SilverStream Software, Inc.(b)..........        157,000      1,106,850
StorageNetworks, Inc.(b)................         50,000        849,500
Ulticom, Inc.(b)........................        113,975      3,852,355
Vastera, Inc.(b)........................         80,300      1,140,260
                                                          ------------
                                                            74,401,549
                                                          ------------
CONSUMER FINANCE--4.2%
Metris Cos., Inc........................        735,000     24,776,850
ELECTRIC COMPANIES--2.8%
NewPower Holdings, Inc.(b)..............      1,322,470     11,902,230
UtiliCorp United, Inc...................        151,000      4,613,050
                                                          ------------
                                                            16,515,280
                                                          ------------
ELECTRICAL EQUIPMENT--1.4%
Active Power, Inc.(b)...................         89,125      1,486,605
PECO II, Inc.(b)........................         61,415        402,268
Pemstar, Inc.(b)........................        118,985      1,746,700
Plexus Corp.(b).........................         56,000      1,848,000
Rayovac Corp.(b)........................        122,825      2,616,172
                                                          ------------
                                                             8,099,745
                                                          ------------
ELECTRONICS (INSTRUMENTATION)--3.3%
Aurora Biosciences Corp.(b).............         53,000      1,643,000
Bruker Daltonics, Inc.(b)...............        150,375      2,266,151
Caliper Technologies Corp.(b)...........         89,780      1,889,869
Ciphergen Biosystems, Inc.(b)...........        109,980        742,365
Rudolph Technologies, Inc.(b)...........        281,000     13,207,000
                                                          ------------
                                                            19,748,385
                                                          ------------
ELECTRONICS (SEMICONDUCTORS)--7.1%
Aeroflex, Inc.(b).......................        124,000      1,302,000
Applied Micro Circuits Corp.(b).........        552,850      9,509,020
Elantec Semiconductor, Inc.(b)..........         89,650      3,029,273
Micrel, Inc.(b).........................        332,000     10,956,000
MIPS Technologies, Inc. Class A(b)......        214,000      3,702,200
QuickLogic Corp.(b).....................        531,600      3,200,232
Silicon Storage Technology, Inc.(b).....        253,000      2,562,890
Stanford Microdevices, Inc.(b)..........         55,500        937,950
TriQuint Semiconductor, Inc.(b).........        250,000      5,625,000
Virata Corp.(b).........................        128,000      1,516,800
                                                          ------------
                                                            42,341,365
                                                          ------------

                       See Notes to Financial Statements                      21

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                                SHARES       VALUE
                                              ----------  ------------
ENGINEERING & CONSTRUCTION--0.5%
SBA Communications Corp.(b).............        121,000   $  2,994,750
EQUIPMENT (SEMICONDUCTORS)--1.4%
Cymer, Inc.(b)..........................        251,000      6,347,790
Photronic, Inc.(b)......................         72,000      1,847,520
                                                          ------------
                                                             8,195,310
                                                          ------------
FINANCIAL (DIVERSIFIED)--2.5%
Federal Agricultural Mortgage Corp.
Class C(b)..............................        390,000     12,472,200
Pinnacle Holdings, Inc.(b)..............        414,000      2,488,140
                                                          ------------
                                                            14,960,340
                                                          ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.4%
Championship Auto Racing Teams,
Inc.(b).................................        153,000      2,448,000
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.7%
ImmunoGen, Inc.(b)......................        214,200      4,284,000
Inhale Therapeutic Systems, Inc.(b).....        324,000      7,452,000
Ista Pharmaceuticals, Inc.(b)...........         78,750        255,937
Medicines Co. (The)(b)..................        263,000      5,388,870
PRAECIS Pharmaceuticals, Inc.(b)........        318,400      5,234,496
Tanox, Inc.(b)..........................        170,685      5,385,112
                                                          ------------
                                                            28,000,415
                                                          ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.1%
AeroGen, Inc.(b)........................        168,000      1,132,320
Affymetrix, Inc.(b).....................        173,200      3,819,060
Align Technology, Inc.(b)...............        132,000      1,034,880
ArthroCare Corp.(b).....................        213,000      5,569,950
STAAR Surgical Co.......................        216,755      1,046,927
                                                          ------------
                                                            12,603,137
                                                          ------------
HEALTH CARE (SPECIALIZED SERVICES)--2.5%
Arena Pharmaceuticals, Inc.(b)..........        149,000      4,543,010
CuraGen Corp.(b)........................        101,250      3,685,500
Omnicare, Inc...........................        321,000      6,484,200
                                                          ------------
                                                            14,712,710
                                                          ------------
INVESTMENT MANAGEMENT--5.7%
Gabelli Asset Management, Inc.
Class A(b)..............................        329,500     13,558,925
Stewart (W.P) & Co. Ltd.................        242,955      5,952,398

                                                SHARES       VALUE
                                              ----------  ------------
INVESTMENT MANAGEMENT--CONTINUED

Stilwell Financial, Inc.................        430,000   $ 14,430,800
                                                          ------------
                                                            33,942,123
                                                          ------------
LEISURE TIME (PRODUCTS)--0.4%
Meade Instruments Corp.(b)..............        380,000      2,557,400
MACHINERY (DIVERSIFIED)--0.1%
Global Power Equipment Group, Inc.(b)...         17,570        514,801
METALS MINING--0.1%
Peabody Energy Corp.(b).................          8,737        286,137
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
Grey Wolf, Inc.(b)......................        904,000      3,616,000
OIL & GAS (EXPLORATION & PRODUCTION)--5.1%
ATP Oil & Gas Corp.(b)..................        256,700      2,885,308
Barrett Resources Corp.(b)..............        101,000      5,959,000
Chesapeake Energy Corp.(b)..............        100,000        680,000
Evergreen Resources, Inc.(b)............        131,500      4,997,000
Forest Oil Corp.(b).....................        122,500      3,430,000
Houston Exploration Co. (The)(b)........        181,000      5,656,250
Louis Dreyfus Natural Gas Corp.(b)......        187,000      6,516,950
                                                          ------------
                                                            30,124,508
                                                          ------------
PUBLISHING--0.6%
Scholastic Corp.(b).....................         78,000      3,283,800
RESTAURANTS--2.6%
AFC Enterprises, Inc.(b)................        113,200      2,167,780
California Pizza Kitchen, Inc.(b).......        150,300      3,494,475
Cheesecake Factory, Inc. (The)(b).......        354,000     10,018,200
                                                          ------------
                                                            15,680,455
                                                          ------------
RETAIL (BUILDING SUPPLIES)--0.7%
Fastenal Co.............................         71,000      4,400,580
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
Good Guys, Inc. (The)(b)................        699,500      2,574,160
RETAIL (DISCOUNTERS)--1.3%
Duane Reade, Inc.(b)....................         95,550      3,105,375
Factory 2-U Stores, Inc.(b).............        166,000      4,872,100
                                                          ------------
                                                             7,977,475
                                                          ------------
RETAIL (FOOD CHAINS)--3.5%
Smart & Final, Inc.(b)..................        400,331      4,403,641
Whole Foods Market, Inc.(b).............        600,000     16,260,000
                                                          ------------
                                                            20,663,641
                                                          ------------

22                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                                SHARES       VALUE
                                              ----------  ------------
RETAIL (SPECIALTY)--2.5%
Cost Plus, Inc.(b)......................        501,000   $ 15,030,000
RETAIL (SPECIALTY-APPAREL)--2.9%
AnnTaylor Stores Corp.(b)...............        119,000      4,260,200
Charlotte Russe Holding, Inc.(b)........        158,000      4,234,400
Children's Place Retail Stores, Inc.
(The)(b)................................        318,000      8,522,400
                                                          ------------
                                                            17,017,000
                                                          ------------
SERVICES (COMMERCIAL & CONSUMER)--4.1%
Corporate Executive Board Co.
(The)(b)................................        334,000     14,028,000
Edison Schools, Inc.(b).................        214,500      4,899,180
Energy Exploration Technologies,
Inc.(b).................................        351,500        579,975
NCO Group, Inc.(b)......................        119,000      3,680,670
Rent-Way, Inc.(b).......................        108,000      1,177,200
                                                          ------------
                                                            24,365,025
                                                          ------------
SERVICES (FACILITIES & ENVIRONMENTAL)--0.6%
Tetra Tech, Inc.(b).....................        121,000      3,291,200
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $492,050,198)                             546,360,026
----------------------------------------------------------------------
FOREIGN COMMON STOCKS--5.1%

COMMUNICATIONS EQUIPMENT--0.6%
Research in Motion Ltd. (Canada)(b).....        110,000      3,547,500

COMPUTERS (SOFTWARE & SERVICES)--2.6%
IONA Technologies PLC ADR
(Ireland)(b)............................         63,000      2,425,500
Precise Software Solutions Ltd.
(Israel)(b).............................        351,390     10,787,673
Verisity Ltd. (Israel)(b)...............        127,750      2,044,000
                                                          ------------
                                                            15,257,173
                                                          ------------
ELECTRONICS (INSTRUMENTATION)--0.2%
Exfo Electro-Optical Engineering, Inc.
(Canada)(b).............................         58,500        944,775
ELECTRONICS (SEMICONDUCTORS)--0.4%
C-MAC Industries, Inc. (Canada)(b)......         90,000      2,371,500

INSURANCE (LIFE/HEALTH)--0.8%
London Pacific Group Ltd. ADR (United
Kingdom)................................        773,800      4,549,944

                                                SHARES       VALUE
                                              ----------  ------------

OIL & GAS (DRILLING & EQUIPMENT)--0.4%
Precision Drilling Corp. (Canada)(b)....         81,000   $  2,530,440

RETAIL (COMPUTERS & ELECTRONICS)--0.1%
InterTAN, Inc. (Canada)(b)..............         57,900        810,600
----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $35,367,749)                               30,011,932
----------------------------------------------------------------------
PREFERRED STOCKS--0.3%

COMMUNICATIONS EQUIPMENT--0.2%
Metro Optix, Inc. Series B
Pfd.(b)(c)(d)...........................        176,766      1,012,869

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
Micro Photonix Series C Pfd.(b)(c)(d)...        237,519        807,565
----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $3,249,983)                                 1,820,434
----------------------------------------------------------------------

                                  STANDARD       PAR
                                  & POOR'S      VALUE
                                   RATING       (000)
                                ------------  ----------
CONVERTIBLE BONDS--0.3%

COMMUNICATIONS EQUIPMENT--0.3%
Cyras Systems, Inc. Cv. 144A
4.50%, 8/15/05(e).............       NR       $   1,250      1,421,875

Kestrel Solutions, Inc. Cv.
144A 5.50%, 7/15/05(e)........       NR           1,000        570,000
                                                          ------------
                                                             1,991,875
                                                          ------------
----------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $2,250,000)                                 1,991,875
----------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $532,917,930)                             580,184,267(a)
Other assets and liabilities, net--2.3%                     13,690,738
                                                          ------------
NET ASSETS--100.0%                                        $593,875,005
                                                          ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $163,126,739 and gross depreciation of $116,204,094 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $533,261,622.
(b)  Non-income producing.
(c)  Private Placement Iliquid.
(d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to a value of $1,991,875 or 0.3% of net assets.

                       See Notes to Financial Statements                      23

Phoenix-Engemann Small & Mid-Cap Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $532,917,930)                              $  580,184,267
Cash                                                              19,010,065
Receivables
  Fund shares sold                                                 1,075,513
  Investment securities sold                                         282,765
  Interest                                                           119,550
  Receivable from financial agent                                     40,534
  Receivable from advisor                                             19,205
Prepaid expenses                                                          95
                                                              --------------
    Total assets                                                 600,731,994
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  4,839,796
  Fund shares repurchased                                            946,341
  Investment advisory fee                                            417,287
  Distribution fee                                                   267,858
  Transfer agent fee                                                 260,065
  Financial agent fee                                                 34,188
  Trustees' fee                                                        4,243
Accrued expenses                                                      87,211
                                                              --------------
    Total liabilities                                              6,856,989
                                                              --------------
NET ASSETS                                                    $  593,875,005
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  579,837,384
Undistributed net investment loss                                 (2,494,190)
Accumulated net realized loss                                    (30,734,526)
Net unrealized appreciation                                       47,266,337
                                                              --------------
NET ASSETS                                                    $  593,875,005
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $348,574,378)               10,867,883
Net asset value per share                                             $32.07
Offering price per share $32.07/(1-5.75%)                             $34.03
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $172,154,942)                5,569,383
Net asset value and offering price per share                          $30.91
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $73,145,685)                 2,367,842
Net asset value and offering price per share                          $30.89

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      834,129
Dividends                                                            274,966
                                                              --------------
    Total investment income                                        1,109,095
                                                              --------------
EXPENSES
Investment advisory fee                                            1,738,521
Distribution fee, Class A                                            276,364
Distribution fee, Class B                                            458,085
Distribution fee, Class C                                            342,931
Financial agent fee                                                  140,981
Transfer agent                                                       503,762
Printing                                                             110,583
Registration                                                          84,699
Professional                                                          25,732
Custodian                                                             15,642
Trustees                                                              11,888
Miscellaneous                                                          5,100
                                                              --------------
    Total expenses                                                 3,714,288
    Less expenses borne by financial agent                          (111,003)
                                                              --------------
    Net expenses                                                   3,603,285
                                                              --------------
NET INVESTMENT LOSS                                               (2,494,190)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (25,127,527)
Net change in unrealized appreciation (depreciation)
  on investments                                                 (28,707,705)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (53,835,232)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $  (56,329,422)
                                                              ==============

24                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ (2,494,190) $ (4,384,166)
  Net realized gain (loss)                 (25,127,527)     (942,715)
  Net change in unrealized appreciation
    (depreciation)                         (28,707,705)  (77,784,815)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (56,329,422)  (83,111,696)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,698,434 and 5,305,255 shares,
    respectively)                           87,429,829   247,186,590
  Net asset value of shares issued from
    Phoenix-Engemann Small-Cap Fund
    merger (3,914,885 and 0 shares,
    respectively) (See Note 6)             119,681,162            --
  Cost of shares repurchased (1,842,792
    and 2,199,672 shares, respectively)    (58,273,773) (102,528,732)
                                          ------------  ------------
Total                                      148,837,218   144,657,858
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (446,867
    and 1,318,254 shares, respectively)     13,993,569    59,976,446
  Net asset value of shares issued from
    Phoenix-Engemann Small-Cap Fund
    merger (2,722,959 and 0 shares,
    respectively) (See Note 6)              80,247,953            --
  Cost of shares repurchased (298,173
    and 325,474 shares, respectively)       (8,855,963)  (14,179,902)
                                          ------------  ------------
Total                                       85,385,559    45,796,544
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (481,913
    and 1,389,297 shares, respectively)     15,102,188    62,781,482
  Cost of shares repurchased (179,987
    and 191,558 shares, respectively)       (5,439,430)   (8,248,326)
                                          ------------  ------------
Total                                        9,662,758    54,533,156
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                243,885,535   244,987,558
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    187,556,113   161,875,862
NET ASSETS
  Beginning of period                      406,318,892   244,443,030
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS)
    OF ($2,494,190) AND $0,
    RESPECTIVELY]                         $593,875,005  $406,318,892
                                          ============  ============

                       See Notes to Financial Statements                      25

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                 ---------------------------------------------
                                                 SIX MONTHS
                                                    ENDED             YEAR ENDED DECEMBER 31
                                                  (6/30/01)          -------------------------
                                                 (UNAUDITED)             2000             1999
Net asset value, beginning of period              $  37.96           $  44.45         $  24.08
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                    (0.15)             (0.39)           (0.37)
  Net realized and unrealized gain
    (loss)                                           (5.74)             (6.10)           20.74
                                                  --------           --------         --------
      TOTAL FROM INVESTMENT OPERATIONS               (5.89)             (6.49)           20.37
                                                  --------           --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --                 --               --
  Dividends from net realized gains                     --                 --               --
  In excess of accumulated net realized
    gains                                               --                 --               --
                                                  --------           --------         --------
      TOTAL DISTRIBUTIONS                               --                 --               --
                                                  --------           --------         --------
Change in net asset value                            (5.89)             (6.49)           20.37
                                                  --------           --------         --------
NET ASSET VALUE, END OF PERIOD                    $  32.07           $  37.96         $  44.45
                                                  ========           ========         ========
Total return(2)                                     (15.49)%(5)       (14.60)%          84.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $348,574           $231,453         $132,996

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                               1.57%(4)          1.51%            1.73%
Net investment income (loss)                         (0.99)%(4)        (0.85)%          (1.40)%
Portfolio turnover                                       7%(5)            78%             105%

                                                         CLASS A
                                          --------------------------------------

                                                  YEAR ENDED DECEMBER 31
                                          --------------------------------------
                                             1998            1997           1996
Net asset value, beginning of period      $ 21.09         $ 18.39         $14.90
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)           (0.30)          (0.31)         (0.12)
  Net realized and unrealized gain
    (loss)                                   3.31            5.07           7.45
                                          -------         -------         ------
      TOTAL FROM INVESTMENT OPERATIONS       3.01            4.76           7.33
                                          -------         -------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income         --              --          (0.28)
  Dividends from net realized gains            --           (2.06)         (3.56)
  In excess of accumulated net realized
    gains                                   (0.02)             --             --
                                          -------         -------         ------
      TOTAL DISTRIBUTIONS                   (0.02)          (2.06)         (3.84)
                                          -------         -------         ------
Change in net asset value                    2.99            2.70           3.49
                                          -------         -------         ------
NET ASSET VALUE, END OF PERIOD            $ 24.08         $ 21.09         $18.39
                                          =======         =======         ======
Total return(2)                            14.29%          26.41%          52.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $54,187         $27,771         $7,859
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                     1.78%           1.80%           1.10%
Net investment income (loss)               (1.39)%         (1.40)%         (0.70)%
Portfolio turnover                           147%          313.5%          297.1%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.63%, 1.51%, 1.75%, 1.83%, 1.80% and 1.90% for the periods ended June 30, 2001,
     December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(4)  Annualized.
(5)  Not annualized.

26                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                                 -----------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                    YEAR ENDED DECEMBER 31
                                                  (6/30/01)          ---------------------------------------
                                                 (UNAUDITED)            2000            1999            1998
Net asset value, beginning of period              $  36.72           $ 43.32         $ 23.64         $ 20.87
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                    (0.25)            (0.72)          (0.55)          (0.45)
  Net realized and unrealized gain
    (loss)                                           (5.56)            (5.88)          20.23            3.24
                                                  --------           -------         -------         -------
      TOTAL FROM INVESTMENT OPERATIONS               (5.81)            (6.60)          19.68            2.79
                                                  --------           -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                     --                --              --              --
  In excess of accumulated net realized
    gains                                               --                --              --           (0.02)
                                                  --------           -------         -------         -------
      TOTAL DISTRIBUTIONS                               --                --              --           (0.02)
                                                  --------           -------         -------         -------
Change in net asset value                            (5.81)            (6.60)          19.68            2.77
                                                  --------           -------         -------         -------
NET ASSET VALUE, END OF PERIOD                    $  30.91           $ 36.72         $ 43.32         $ 23.64
                                                  ========           =======         =======         =======
Total return(2)                                     (15.82)%(5)      (15.24)%         83.25%          13.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $172,155           $99,060         $73,863         $31,631

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                               2.32%(4)         2.26%           2.48%           2.53%
  Net investment income (loss)                       (1.75)%(4)       (1.61)%         (2.15)%         (2.14)%
Portfolio turnover                                       7%(5)           78%            105%            147%

                                                  CLASS B
                                          -----------------------

                                          YEAR ENDED DECEMBER 31
                                          -----------------------
                                             1997            1996
Net asset value, beginning of period      $ 18.35         $ 16.44(6)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)           (0.46)          (0.32)
  Net realized and unrealized gain
    (loss)                                   5.04            2.43
                                          -------         -------
      TOTAL FROM INVESTMENT OPERATIONS       4.58            2.11
                                          -------         -------
LESS DISTRIBUTIONS
  Dividends from net realized gains         (2.06)          (0.20)
  In excess of accumulated net realized
    gains                                      --              --
                                          -------         -------
      TOTAL DISTRIBUTIONS                   (2.06)          (0.20)
                                          -------         -------
Change in net asset value                    2.52            1.91
                                          -------         -------
NET ASSET VALUE, END OF PERIOD            $ 20.87         $ 18.35
                                          =======         =======
Total return(2)                            25.49%           12.84%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $17,298          $1,480
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                     2.60%            2.60%(4)
  Net investment income (loss)             (2.10)%          (2.20)%(4)
Portfolio turnover                         313.5%           297.1%

                                                                           CLASS C
                                                 -----------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                    YEAR ENDED DECEMBER 31
                                                  (6/30/01)          ---------------------------------------
                                                 (UNAUDITED)            2000            1999            1998
Net asset value, beginning of period              $  36.69           $ 43.29         $ 23.63         $ 20.87
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                    (0.26)            (0.70)          (0.55)          (0.45)
  Net realized and unrealized gain
    (loss)                                           (5.54)            (5.90)          20.21            3.23
                                                  --------           -------         -------         -------
      TOTAL FROM INVESTMENT OPERATIONS               (5.80)            (6.60)          19.66            2.78
                                                  --------           -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                     --                --              --              --
  In excess of accumulated net realized
    gains                                               --                --              --           (0.02)
                                                  --------           -------         -------         -------
      TOTAL DISTRIBUTIONS                               --                --              --           (0.02)
                                                  --------           -------         -------         -------
Change in net asset value                            (5.80)            (6.60)          19.66            2.76
                                                  --------           -------         -------         -------
NET ASSET VALUE, END OF PERIOD                    $  30.89           $ 36.69         $ 43.29         $ 23.63
                                                  ========           =======         =======         =======
Total return(2)                                     (15.81)%(5)      (15.25)%         83.20%          13.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $73,146           $75,806         $37,584         $15,023

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(7)                               2.32%(4)         2.26%           2.48%           2.53%
  Net investment income (loss)                       (1.73)%(4)       (1.59)%         (2.15)%         (2.14)%
Portfolio turnover                                       7%(5)           78%            105%            147%

                                                  CLASS C
                                          -----------------------

                                          YEAR ENDED DECEMBER 31
                                          -----------------------
                                             1997            1996
Net asset value, beginning of period      $ 18.35         $ 17.99(6)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)           (0.47)          (0.29)
  Net realized and unrealized gain
    (loss)                                   5.05            0.85
                                          -------         -------
      TOTAL FROM INVESTMENT OPERATIONS       4.58            0.56
                                          -------         -------
LESS DISTRIBUTIONS
  Dividends from net realized gains         (2.06)          (0.20)
  In excess of accumulated net realized
    gains                                      --              --
                                          -------         -------
      TOTAL DISTRIBUTIONS                   (2.06)          (0.20)
                                          -------         -------
Change in net asset value                    2.52            0.36
                                          -------         -------
NET ASSET VALUE, END OF PERIOD            $ 20.87         $ 18.35
                                          =======         =======
Total return(2)                            25.49%            3.12%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $8,080             $54
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(7)                     2.60%            2.60%(4)
  Net investment income (loss)             (2.10)%          (2.20)%(4)
Portfolio turnover                         313.5%           297.1%

(1)  Computed using average shares outstanding.
(2)  Maximum sales load is not reflected in the total return calculation.
(3) If the administrator had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.38%, 2.26%, 2.50%, 2.58% and 2.60% for the periods ended, June 30, 2001, December 31, 2000, 1999, 1998 and 1997, respectively.
(4)  Annualized.
(5)  Not annualized.
(6) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 8, 1996, respectively.
(7) If the administrator had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39%, 2.26%, 2.50%, 2.58% and 2.60% for the periods ended, June 30, 2001, December 31, 2000, 1999, 1998 and 1997, respectively.

                       See Notes to Financial Statements                      27

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Effective March 15, 2001, the Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust (prior to that date the Trust was organized as a Massachusetts business trust) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, four Funds are offered for sale:
Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Focus Growth Fund, Phoenix-Engemann Nifty Fifty Fund and Phoenix-Engemann Small & Mid-Cap Growth Fund, collectively referred to as the "Funds." Each Fund represents an investment in a separate diversified fund with its own investment objectives. BALANCED RETURN FUND seeks to maximize a total investment return consistent with reasonable risk through a balanced approach. FOCUS GROWTH FUND seeks to achieve long-term capital appreciation. NIFTY FIFTY FUND seeks to achieve long-term capital appreciation. SMALL & MID-CAP GROWTH FUND seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations below $2 billion.

  Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Funds are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Realized gains and losses are determined on the identified cost basis. The Trust does amortize premiums and discounts.

  Effective January 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium and discount on fixed income securities, and classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Trust's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in the exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Small & Mid-Cap Growth Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At June 30, 2001, the Funds had no forward currency contracts.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Small & Mid-Cap Growth Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At June 30, 2001, the Funds had no futures contracts.

H. OPTIONS:

  Each Fund may write covered options or purchase options contracts for purpose of hedging against changes in the market value of the underlying securities or foreign currencies. Additionally, each Fund may buy and sell options on domestic and foreign securities indices for hedging purposes.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist from the contracts.

  Each Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2001, the Funds had no options.

I. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

J. LOAN AGREEMENTS:

  The Funds may invest in direct debt instruments which are invested in amounts owed by a corporation, governmental, or other borrower to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and lender that is selling the loan agreement. For loans which the Funds are a participant, the Funds may not sell their participation in the loan

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

without the lender's prior consent. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At June 30, 2001, the Funds had no loan agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Roger Engemann & Associates, Inc. ("REA", or the "Adviser"), a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("TPC"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                          First $50  Next $450  Over $500
                                           Million    Million    Million
                                          ---------  ---------  ---------
Balanced Return Fund....................     0.80%      0.70%      0.60%
Focus Growth Fund.......................     0.90%      0.80%      0.70%
Nifty Fifty Fund........................     0.90%      0.80%      0.70%
Small & Mid-Cap Growth Fund.............     1.00%      0.90%      0.80%

  The Adviser furnishes advice and recommendations with respect to the Funds' securities portfolios, supervises the Funds' investments, provides Fund accounting and pricing, and provides the Trust's Board of Trustees with periodic and special reports on investment securities, economic conditions and other pertinent subjects. The Adviser also performs various administrative and shareholder services for each Fund under separate administration agreements. All normal operating expenses of the Funds, except for fees and expenses associated with investment management services, service fees, distribution fees, Trustees' fees, audit fees and certain legal fees are paid by the Adviser pursuant to the administration agreements.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of TPC, has advised the Trust that it retained net selling commissions of $56,007 for Class A shares and deferred sales charges of $297,611 for Class B shares and $22,908 for Class C shares for the six months ended June 30, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended June 30, 2001 $1,691,996 was retained by the Distributor, $1,459,620 was paid out to unaffiliated participants and $44,349 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of TPC.

  As Financial Agent of the Trust's shares, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost of the financial agent to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended June 30, 2001, financial agent fees were $511,360, of which PEPCO received $73,500. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply. The voluntary expense waiver limitations remain unchanged.

  PEPCO has voluntarily agreed to waive, when necessary, a portion of its financial agent fee so that Other Operating Expenses (operating expenses excluding management fees and 12b-1 fees) do not exceed the following limits:

                                          1st $50  Next $450  Over $500
                                          Million   Million    Million
                                          -------  ---------  ---------
Balanced Return Fund....................   1.09%      0.60%      0.40%
Focus Growth Fund.......................   0.99%      0.50%      0.30%
Nifty Fifty Fund........................   0.99%      0.50%      0.30%
Small & Mid-Cap Growth Fund.............   0.50%      0.40%      0.30%

  PEPCO serves as the Fund's transfer agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2001, transfer agent fees were $1,267,985 of which PEPCO retained $414,909 which is net of fees paid to State Street.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 2001 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                           Purchases       Sales
                                          ------------  ------------
Balanced Return Fund....................  $ 31,790,440  $  7,620,483
Focus Growth Fund.......................   137,206,496   156,159,779
Nifty Fifty Fund........................    82,716,893   123,990,799
Small & Mid Cap Growth Fund.............    97,578,114    25,819,073

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2001, aggregated $1,340,313 and $26,986,094, respectively, for the Balanced Return Fund.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  The following Fund has capital loss carryovers which may be used to offset future capital gains:

                                           Small & Mid-Cap
Expiration Date                              Growth Fund
---------------                           ------------------
2006....................................      $4,320,592
2008....................................         942,715

6. MERGER

  On June 15, 2001, the Phoenix-Engemann Small & Mid-Cap Growth Fund ("Small & Mid-Cap Growth") acquired all of the net assets of the Phoenix-Engemann Small Cap Fund ("Small Cap") pursuant to an Agreement and Plan of Reorganization approved by Small Cap shareholders on June 7, 2001. The acquisition was accomplished by a tax-free exchange of 3,914,885 Class A shares of Small & Mid-Cap Growth and 2,722,959 Class B shares of Small & Mid-Cap Growth (valued at $119,681,162 and $80,247,953 respectively) for 8,555,240 Class A shares of Small Cap and 6,120,013 Class B shares of Small Cap outstanding on June 15, 2001. Small Cap's net assets on that date of $199,929,115, including $26,965,745 of unrealized appreciation depreciation were combined with those of Small & Mid-Cap Growth. The aggregate net assets of Small & Mid-Cap Growth immediately after the merger were $568,192,306.

  This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (UNAUDITED)

A special meeting of Shareholders of Phoenix-Engemann Funds was held on November 30, 2000 and adjourned to December 22, 2000, January 25, 2001, February 22, 2001 and February 23, 2001 to approve the following matters:

    1. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the Trust into a Delaware business trust.

    2. Amend the fundamental investment restriction of each Fund regarding diversification.

    3. Amend the fundamental investment restriction of each Fund regarding concentration.

    4. Amend the fundamental investment restriction of each Fund regarding borrowing.

    5. Amend the fundamental investment restriction of each Fund regarding the issuance of senior securities.

    6. Amend the fundamental investment restriction of each Fund regarding underwriting.

    7. Amend the fundamental investment restriction of each Fund regarding investing in real estate.

    8. Amend the fundamental investment restriction of each Fund regarding investing in commodities.

    9. Amend the fundamental investment restriction of each Fund regarding lending.

    10. Eliminate the fundamental investment restriction of the Small & Mid-Cap Growth Fund and the Value 25 Fund regarding pledging of assets.

    11. Eliminate the fundamental investment restriction of each Fund except the Value 25 Fund, regarding officer or trustee ownership of securities.

    12. Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities of other investment companies.

    13. Eliminate the fundamental investment restriction of the Small & Mid-Cap Growth Fund and the Value 25 Fund regarding investments in oil, gas or other mineral leases, rights or royalty contracts.

    14. Eliminate the fundamental investment restriction of each Fund regarding the purchase of securities of unseasoned issuers.

The following table shows the shares outstanding on the record date of October 2, 2000, and percentage of the shares outstanding and entitled to vote that were present by proxy on the date the meeting was held for each Fund:

CLASS OF SHARES                                          SHARES OUTSTANDING   PERCENTAGE PRESENT BY PROXY
---------------                                          ------------------   ---------------------------
Phoenix-Engemann Balanced Return Fund                         4,981,897                 56.19%
Phoenix-Engemann Focus Growth Fund                           23,534,672                 56.29%
Phoenix-Engemann Nifty Fifty Fund                            11,840,232                 54.12%
Phoenix-Engemann Small & Mid-Cap Growth Fund                  9,528,375                 55.75%

NUMBER OF VOTES

                                          FOR         AGAINST      ABSTAIN
                                     -------------  -----------  -----------
1.   Approve an Agreement and Plan
     of Reorganization which
     provides for the
     reorganization of the Trust
     into a Delaware business
     trust.                            26,638,080    1,754,549    1,300,501
2.   Amend the fundamental
     investment restriction of each
     Fund regarding
     diversification.                  26,017,111      963,712    1,536,354
3.   Amend the fundamental
     investment restriction of each
     Fund regarding concentration.     25,888,529    1,001,545    1,627,103
4.   Amend the fundamental
     investment restriction of each
     Fund regarding borrowing.         25,409,302    1,443,945    1,663,930
5.   Amend the fundamental
     investment restriction of each
     Fund regarding the issuance of
     senior securities.                25,652,657    1,172,978    1,691,542
6.   Amend the fundamental
     investment restriction of each
     Fund regarding underwriting.      25,751,149    1,065,199    1,700,829
7.   Amend the fundamental
     investment restriction of each
     Fund regarding investing in
     real estate.                      25,648,650    1,239,924    1,628,603
8.   Amend the fundamental
     investment restriction of each
     Fund regarding investing in
     commodities.                      25,334,147    1,468,290    1,714,740
9.   Amend the fundamental
     investment restriction of each
     Fund regarding lending.           25,396,686    1,435,013    1,685,478
10.  Eliminate the fundamental
     investment restriction of the
     Small & Mid-Cap Growth Fund
     and the Value 25 Fund
     regarding pledging of assets.      4,448,985      229,795      367,670
11.  Eliminate the fundamental
     investment restriction of each
     Fund except the Value 25 Fund,
     regarding officer or trustee
     ownership of securities.          24,490,954    1,376,643    1,633,155
12.  Eliminate the fundamental
     investment restriction of each
     Fund regarding the purchase of
     securities of other investment
     companies.                        25,738,859    1,168,052    1,610,266
13.  Eliminate the fundamental
     investment restriction of the
     Small & Mid-Cap Growth Fund
     and the Value 25 Fund
     regarding investments in oil,
     gas or other mineral leases,
     rights or royalty contracts.       5,419,445      247,647      395,783
14.  Eliminate the fundamental
     investment restriction of each
     Fund regarding the purchase of
     securities of unseasoned
     issuers.                          25,295,419    1,575,311    1,646,447

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2138

TRUSTEES
Roger Engemann
Barry E. McKinley
Philip R. McLoughlin
Robert L. Peterson
Richard C. Taylor
Angela Wong

OFFICERS
Roger Engemann, President
Malcolm Axon, Chief Financial Officer
John S. Tilson, Vice President
Nancy J. Engberg, General Counsel,
  Vice President and Assistant Secretary
Tina L. Mitchell, Secretary

 _____________________________________________________________________

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission
 has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
 _____________________________________________________________________

INVESTMENT ADVISERS
Roger Engemann & Associates
600 North Rosemead Boulevard
Pasadena, California 91107-2138

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Text Telephone                    1-800-243-1926
Web site                          www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford CT 06115-0480


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For more information about
Phoenix mutual funds, please call
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contact us at 1-800-243-4361 or
www.phoenixinvestments.com.


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